Summary of significant transactions	12 Months Ended
Dec. 31, 2023
Summary of significant transactions
Summary Of Significant Transaction [Text Block]

2. Summary of significant transactions

TRANSFER OF JYSELECA® BUSINESS TO ALFASIGMA

On October 30, 2023, we signed a letter of intent contemplating a transfer of the Jyseleca® business to Alfasigma. The final share and asset purchase agreement was signed on December 30, 2023 and the transaction was closed on January 31, 2024. The transfer includes the European and UK Marketing Authorizations, and the commercial, medical affairs and development activities for Jyseleca®. In connection with the completion of the transaction, approximately 400 of our positions in 14 European countries transferred to Alfasigma to support business continuity and ongoing patient access for the Jyseleca® business. We received a €50 million upfront payment in connection with the transfer, at closing of the transaction in 2024, and are entitled to receive potential milestone payments totaling €120 million and mid-single to mid-double-digit royalties on European sales. We will contribute up to €40 million by June 2025 to Alfasigma for Jyseleca® related development activities. In addition, we plan to streamline our remaining operations and further build efficiencies, with an envisaged reduction of approximately 100 positions across the organization.

Effective January 31, 2024, following the closing of the transaction between us and Alfasigma for the transfer the Jyseleca® business, we assigned our rights and obligations under the Gilead filgotinib collaboration to Alfasigma, except for our right to receive royalties from Gilead on net sales in the Gilead Territory under a separate agreement between Gilead and us entered into in October 2023.

On January 31, 2024, we also signed a transition agreement with Alfasigma enacting the responsibilities and services that will be provided by the parties during a transition period for the transfer of the business. The gradual transfer of our remaining inventories to Alfasigma is also governed by this agreement.

We refer to note 5 for more details on the discontinued operations.

GILEAD COLLABORATION AGREEMENT

On July 14, 2019 we and Gilead announced that we entered into a 10-year global research and development collaboration. Through this agreement, Gilead gained exclusive access to our innovative portfolio of compounds, including clinical and preclinical programs and a proven drug discovery platform. At inception of this collaboration in 2019, we received an upfront payment €3,569.8 million ($3.95 billion) and a €960.1 million ($1.1 billion) equity investment from Gilead.

We identified the following three performance obligations as part of this collaboration: (i) the transfer of an extended license on ziritaxestat GLPG1690 (this performance obligation was satisfied completely in 2019), (ii) the granting of exclusive access to our drug discovery platform (i.e. the IP, technology, expertise and capabilities) during the collaboration period and exclusive option rights on our current and future clinical programs after Phase 2 (or, in certain circumstances, the first Phase 3 study) outside Europe and (iii) an increased cost share from 20/80 to 50/50 on the global development activities of filgotinib, as a result of the revised license and collaboration agreement.

In the years thereafter (2020-2023), the collaboration agreement relating to filgotinib was restated several times (see further in this chapter).

We however retain the following performance obligations, (i) the granting of exclusive access to our drug discovery platform (i.e. the IP, technology, expertise and capabilities) during the collaboration period and exclusive option rights on our current and future clinical programs after Phase 2 (or, in certain circumstances, the first Phase 3 study) outside Europe and (ii) an increased cost share from 20/80 to 50/50 to 100/0 (for certain agreed activities (Group A activities, as defined below) until the end of the third quarter of 2023, and to 100/0 since then of the costs on the global development activities of filgotinib going forward.

This second performance obligation was transferred to Alfasigma on 31 January 2024, when we closed the transaction for the transfer of the Jyseleca business to Alfasigma and the (amended and restated) collaboration agreement relating to filgotinib was assigned to Alfasigma as a consequence thereof.

Terms of the collaboration relating to our drug discovery platform

We will fund and lead all discovery and development autonomously until the end of Phase 2. After the completion of a qualifying Phase 2 study (or, in certain circumstances, the first Phase 3 study), Gilead will have the option to acquire a license to the compound outside Europe. If the option is exercised, we and Gilead will co-develop the compound and share costs equally. Gilead will maintain option rights to our programs through the 10-year term of the collaboration. This term can be extended for up to an additional three years thereafter for those programs, if any, that have entered clinical development prior to the end of the collaboration term. In addition a final term extension can be granted in certain circumstances.

Gilead will make a $150 million opt-in payment per program and will owe no subsequent milestones. We will receive tiered royalties ranging from 20%-24% on net sales of all our products licensed by Gilead in all countries outside Europe as part of the agreement.

Revised filgotinib collaboration

Since the revised agreement of December 2020, we assumed all development, manufacturing, commercialization and certain other rights for filgotinib in Europe. Since January 1, 2021, we bear the full future development costs for certain studies (defined as “Group A activities”), in lieu of the equal cost split contemplated by the previous agreement. The 50/50 global development cost sharing arrangement continued for certain other studies. All commercial economics on filgotinib in Europe were transferred to us as of January 1, 2022, subject to payment of tiered royalties of 8% to 15% of net sales in Europe to Gilead, starting in 2024. In connection with all the amendments to the existing arrangement for the commercialization and development of filgotinib, Gilead paid us €172.6 million in total in previous years.

Since the amendment of December 2020, we are also no longer eligible to receive any future milestone payments relating to filgotinib in Europe. Other terms of the original license agreement remained in effect.

On October 30, 2023, we and Gilead agreed to amend the Filgotinib Agreement by terminating the existing 50/50 global development cost sharing arrangement with us bearing the costs going forward, and to terminate our obligation to pay tiered royalties to Gilead on net sales of Jyseleca® in Europe, in addition to other amendments.

Effective January 31, 2024, following the closing of the transaction between Galapagos and Alfasigma for the transfer of the Jyseleca® business, Galapagos assigned its rights and obligations under the filgotinib collaboration to Alfasigma, except for Galapagos’ right to receive royalties from Gilead on net sales in the Gilead Territory under a separate agreement between Gilead and Galapagos entered into in October 2023.

Gilead remains responsible for commercial activities outside of Europe.

Terms of the equity investment

As part of the research and development collaboration of 2019 Gilead also entered into a share subscription agreement with us. Gilead’s equity investment consisted of a subscription for new Galapagos shares. This equity subscription took place at closing of the transaction, on August 23, 2019 and increased Gilead’s stake in Galapagos from approximately 12.3% to 22.04% of the then issued and outstanding shares in Galapagos.

In addition, the extraordinary general meeting of shareholders of October 22, 2019 approved the issuance of Warrant A and initial Warrant B allowing Gilead to further increase its ownership of Galapagos to up to 29.9% of the company’s issued and outstanding shares. On 6 November 2019, Gilead exercised warrant A and increased its ownership in Galapagos to 25.10% of the then outstanding shares. The initial Warrant B has a term of five years and an exercise price per share equal to the greater of (i) 120% multiplied by the arithmetic mean of the 30-day daily volume weighted average trading price of Galapagos’ shares as traded on Euronext Brussels and Euronext Amsterdam, and (ii) €140.59. Subsequent Warrant B is still subject to approval by an extraordinary general meeting of shareholders. This Extraordinary General Meeting of Shareholders shall take place between 57 and 59 months after the closing of the subscription agreement (August 23, 2019) and this warrant will have substantially similar terms, including as to exercise price, to the initial Warrant B. On 31 December 2023 the value of the subsequent Warrant B decreased to €0.05 million, driven by the decrease of our share price, and of the implied volatility in 2023.

The agreement also includes a 10-year standstill restricting Gilead’s ability to propose a business combination with or acquisition of Galapagos or increase its stake in Galapagos beyond 29.9% of the company’s issued and outstanding shares, subject to limited exceptions.

Gilead’s ownership amounted to 25.35% at December 31, 2023.

Since October 22, 2019, Gilead has two representatives on the Board of Directors of Galapagos (Daniel O’Day and Linda Higgins).

Evolution of the total transaction price

The transaction price is currently composed of a fixed part, being non-refundable upfront and license fees and a variable part, being milestone payments, sales based milestones and sales based royalties, and cost reimbursements for R&D activities delivered. Milestone payments are included in the transaction price of the arrangement to the extent that it is highly probable that a significant reversal of revenue will not occur. Milestone payments received from Gilead are recognized in revenue over time till the end of the development plan. Sales based milestones and sales based royalties are also part of the arrangement and are recognized as revenues at a point in time at the moment they occur.

The €4.0 billion “upfront consideration” per December 31, 2021 originates from our initial filgotinib agreement with Gilead of 2015 (€275.6 million), €3.6 billion from the initial allocation of the total upfront consideration received through the 2019 collaboration (see beginning of this section) and €172.6 million resulting from amendments to our filgotinib collaboration in 2020 (€160.0 million) and €12.6 million in 2021 (amendment relating to the Diversity study). We refer to our previous years financial statements for more detailed information.

The below table summarizes the changes in the transaction price during 2022 and 2023 of our collaboration with Gilead:

	December 31, 2021	Other movements in 2022	December 31, 2022	Other movements in 2023	December 31, 2023

	(Euro, in thousands)
Allocation of transaction price
Upfront consideration	€4,018,016		€4,018,016		€4,018,016
Milestones achieved	194,363	€18,238	212,601		212,601
Royalties	19,984	10,726	30,710	€9,466	40,176
Impact initial valuation of share subscription	124,604		124,604		124,604
	4,356,967	28,964	4,385,931	9,466	4,395,397
Less:
Warrants issuance liabilities
Warrant A	(43,311)		(43,311)		(43,311)
Initial warrant B	(2,545)		(2,545)		(2,545)
Subsequent warrant B	(2,442)	1,714	(728)	674	(54)
	4,308,669	30,678	4,339,347	10,140	4,349,487
Allocation to performance obligations
Ziritaxestat	666,967		666,967		666,967
Filgotinib (1)	1,343,214	28,964	1,372,178	9,466	1,381,644
Drug discovery platform (10 years)	€2,298,489	€1,714	€2,300,203	€674	€2,300,876

(1) With regard to the additional consideration received as a result of the Option, License and Collaboration agreement (July 14, 2019) allocated to the filgotinib performance obligation, we assumed the existence of a significant financing component estimated to €44.5 million as of December 31, 2019 reflecting the time value of money on the estimated recognition period. This financing component was reassessed to €57.3 million on December 31, 2021, to €58.7 million on December 31, 2022 and to €39.8 million on December 31, 2023.

TRANSFER OF THE DRUG DISCOVERY AND RESEARCH ACTIVITES IN ROMAINVILLE (FRANCE) TO NOVALIX

Effective as from July 1, 2023 we transferred our drug discovery and research activities in Romainville and employees exclusively dedicated to the operation of these activities to NovAliX, who assumes all ongoing research and discovery activities in Romainville. In return, we are committed to utilizing the research capabilities and expertise of NovAliX through a five year-collaboration and within the context of our R&D portfolio during which we are committed to purchase for a total of €73.8 million services from NovAliX. We made an upfront payment amounting to €8.3 million at closing of the transaction which will be released over the five year-period. The loss realized on disposal of the disposal group, on closing of the transaction, was capitalized as an advance and will gradually be released through our income statement in accordance with the progress of our future purchase commitment.

We refer to note 28 of these consolidated financial statements for more details on this transaction.